Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	$ 1,516	$ 1,089
Cash collateral netting	(587)	0
Derivative asset and liability netting	(14)	(18)
Total derivatives, net	915	1,071
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	1,356	977
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	160	112
Other Assets [Member] | Interest rate contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	1	3
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	159	109
Other Assets [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	999	909
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	13	0
Other Assets [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	2
Other Assets [Member] | Net investment hedges [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	344	66
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	108	419
Cash collateral netting	0	0
Derivative asset and liability netting	(14)	(18)
Total derivatives, net	94	401
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	45	323
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	63	96
Other Liabilities [Member] | Interest rate contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	3
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	60	91
Other Liabilities [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	3	2
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	38
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	1	13
Other Liabilities [Member] | Net investment hedges [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	$ 44	$ 272